Summary of Stock Option Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of shares outstanding
Outstanding at December 31, 2012	192,729	267,856	205,809
Granted	0	0	128,836
Exercised	0	0	(17,307)
Expired or Forfeited	0	(75,127)	(49,482)
Ending Balance	192,729	192,729	267,856
Weighted Average Exercise Price
Outstanding at December 31, 2012	$ 10.68	$ 8.87	$ 8.87
Granted	$ 0	$ 0	$ 9.08
Exercised	$ 0	$ 0	$ 0.75
Expired or Forfeited	$ 0	$ 0.65	$ 8.84
Ending Balance	$ 10.68	$ 10.68	$ 8.87
Options Outstanding, Price per Share Range
Beginning Balance, lower limit	$ 1.70	$ 0.46	$ 0.46
Beginning Balance, upper limit	$ 17.50	$ 17.50	$ 0.66
Granted, lower limit	$ 0		$ 7.50
Granted, upper limit	$ 0		$ 15.00
Exercised, lower limit	$ 0		$ 0.46
Exercised, upper limit	$ 0		$ 7.50
Expired or Forfeited, lower limit	$ 0	$ 0.46	$ 1.70
Expired or Forfeited, upper limit	$ 0	$ 2.17	$ 17.50
Ending Balance, lower limit	$ 1.70	$ 1.70	$ 0.46
Ending Balance, upper limit	$ 17.50	$ 17.50	$ 17.50